FINANCIAL INSTRUMENTS - Derivative, Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2016	Jan. 02, 2016
Derivatives, Fair Value
Asset	$ 5.2	$ 5.6
Liability	7.8	5.2
Foreign exchange contracts | Other current assets
Derivatives, Fair Value
Asset	4.6	5.6
Foreign exchange contracts | Other accrued liabilities
Derivatives, Fair Value
Liability	7.8	4.5
Commodity contracts | Other current assets
Derivatives, Fair Value
Asset	0.5
Commodity contracts | Other assets
Derivatives, Fair Value
Asset	$ 0.1
Commodity contracts | Other accrued liabilities
Derivatives, Fair Value
Liability		$ 0.7